Summary of Significant Accounting Policies - Leases - maturities of lease liabilities (Details)	Dec. 31, 2021 USD ($)
Leases
2022	$ 834,315
2023	105,216
Total lease payment	939,531
Less: imputed interest	(26,764)
Total lease liability balance	912,767
Less: Operating lease liabilities, current	(809,610)
Long-term operating lease liabilities	$ 103,157